Financial instruments (Details 1) - Recurring fair value measurement [member] - INR (₨) ₨ in Millions		Mar. 31, 2019	Mar. 31, 2018
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	₨ 292	₨ 18
Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset			14,778
FVTPL - Financial asset		16,240
Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset			1,195
FVTOCI - Financial asset		791
Level 1 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 1 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset			14,778
FVTPL - Financial asset		16,240
Level 1 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset			1,195
FVTOCI - Financial asset		791
Level 2 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	292	18
Level 2 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset			0
FVTPL - Financial asset		0
Level 2 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset			0
FVTOCI - Financial asset		0
Level 3 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 3 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset			0
FVTPL - Financial asset		0
Level 3 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
Available for sale - Financial asset			₨ 0
FVTOCI - Financial asset		₨ 0

[1]	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.